Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	May 30, 2014
Supplement [Text Block]	mmot_SupplementTextBlock
Federated Money Market Management

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES (TICKER MMPXX)
SERVICE SHARES (TICKER MMSXX)
CAPITAL SHARES (TICKER MMLXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES and prospectusES DATED september 30, 2013 AND MARCH 14, 2014

Federated Money Market Management ("Fund") is entering into an Agreement and Plan of Reorganization pursuant to which the Fund will acquire all or substantially all of the assets of Federated Prime Management Obligations Fund (PMOF), a portfolio of Money Market Obligations Trust, in exchange for Institutional Shares, Service Shares and Capital Shares of the Fund, which will be distributed pro rata by PMOF to shareholders of its Institutional Shares, Service Shares and Capital Shares, respectively, in complete liquidation and termination of PMOF. Shareholder approval is not required to effect the reorganization. Accordingly, after the reorganization, which is expected to occur at the close of business on or about July 18, 2014, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to June 1, 2015.

Federated Money Market Management
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock
Federated Money Market Management

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES (TICKER MMPXX)
SERVICE SHARES (TICKER MMSXX)
CAPITAL SHARES (TICKER MMLXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES and prospectusES DATED september 30, 2013 AND MARCH 14, 2014

Federated Money Market Management ("Fund") is entering into an Agreement and Plan of Reorganization pursuant to which the Fund will acquire all or substantially all of the assets of Federated Prime Management Obligations Fund (PMOF), a portfolio of Money Market Obligations Trust, in exchange for Institutional Shares, Service Shares and Capital Shares of the Fund, which will be distributed pro rata by PMOF to shareholders of its Institutional Shares, Service Shares and Capital Shares, respectively, in complete liquidation and termination of PMOF. Shareholder approval is not required to effect the reorganization. Accordingly, after the reorganization, which is expected to occur at the close of business on or about July 18, 2014, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to June 1, 2015.